Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	A reconciliation of the provision for income taxes at the federal statutory rates of 21% to the Company’s provision for income tax is as follows:
	Year Ended September 30, 2023	Year Ended September 30, 2022
U.S. Federal (tax benefit) provision at statutory rate	$(467,320)	$(561,403)
State (tax benefit) income taxes, net of federal benefit	(188,041)	(225,898)
Permanent differences	(64,035)	(40,511)
True up	28,151	78,612
Changes in valuation allowance	691,245	749,200
Total	$-	$-

Schedule of Deferred Tax Assets and Liabilities	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:
	September 30, 2023	September 30, 2022
Deferred Tax Assets
Stock-based compensation	$873,096	$873,096
Accrued salary – unpaid	992,450	827,377
Net operating losses	5,673,374	5,147,202
Total deferred tax assets	7,538,920	6,847,675
Valuation allowance	(7,538,920)	(6,847,675)
Net deferred tax assets	$-	$-